Note 12 - Stock-based Compensation Plan (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
	Years Ended December 31,
	201 6	2015
Cost of revenues	$10	$10
Selling expense	6	5
Engineering and product development expense	11	10
General and administrative expense	242	94
	$269	$119

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Risk-free interest rate	1.30%
Dividend yield	0.00%
Expected common stock market price volatility factor	.40
Weighted average expected life of stock options (years)	4

Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number of Shares	Weighted Average Exercise Price
Options outstanding, January 1, 2016	-	$-
Granted	19,800	4.37
Exercised	-	-
Canceled	-	-
Options outstanding, December 31, 2016 (none exercisable)	19,800	4.37

Schedule of Nonvested Share Activity [Table Text Block]
	Number of Shares	Weighted Average Grant Date Fair Value
Unvested shares outstanding, January 1, 2015	101,875	$3.66
Granted	-	-
Vested	(33,125)	3.65
Forfeited	(5,000)	3.97
Unvested shares outstanding, December 31, 2015	63,750	3.64
Granted	86,400	4.27
Vested	(53,125)	3.94
Forfeited	-	-
Unvested shares outstanding, December 31, 2016	97,025	4.04